SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract assets from loan facilitation services and post origination services	¥ 18,131		¥ 25,123
Less: Allowance for loss for collectability	(18,131)		(14,749)	¥ (2,255)
Total			10,374
Movement of allowance for contract assets
Balance at beginning of the year	14,749		2,255
Provision for doubtful contract assets	3,382	$ 531	18,605	14,811
Write-offs			(6,111)
Balance at end of the year	¥ 18,131		¥ 14,749	¥ 2,255